Note 16 - Stock-based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	272,144	274,500	170,932
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 7.10	$ 5.26	$ 4.46
Granted, shares (in shares)	272,144	274,500	170,932
Shareholder-Approved Stock Option Plan [Member]
Stock Options Outstanding (in shares)	276,067	152,292
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.98	$ 4.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	272,144	274,500
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 7.10	$ 5.26
Vested (in shares)	(219,043)	(149,225)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 5.56	$ 4.70
Forfeited (in shares)	(3,950)	(1,500)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 6.41	$ 5.25
Granted, shares (in shares)	272,144	274,500
Stock Options Outstanding (in shares)	325,218	276,067	152,292
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 6.18	$ 4.98	$ 4.12